ING FUNDS TRUST

ING Classic Money Market Fund

ING Institutional Prime Money Market Fund

(each a “Fund” and collectively “Funds”)

Supplement dated October 7, 2010

to ING Classic Money Market Fund’s Class A, Class B and Class C Prospectus (“Prospectus”) and

Class A, Class B and Class C Statement of Additional Information (“SAI”) each dated July 30, 2010 and to ING Institutional Prime Money Market Fund’s Class I and Class IS Prospectus (“Prospectus”)

and SAI each dated July 30, 2010

Effective on or about October 7, 2010, each Fund’s Prospectus and SAI are hereby revised as follows:

1.	The second paragraph of the section entitled “Portfolio Holdings Information” found in the statutory section of ING Classic Money Market Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

No later than the fifth business day of each month ING Classic Money Market Fund will post a full list of the portfolio holdings on the ING Funds website as of the last business day of the previous month, and any items required by Rule 2a-7. The information will be available on the website for a period of not less than six months. The Fund may also post its complete or partial portfolio holdings on its website as of a specified date.

2.	The first paragraph of the section entitled “Portfolio Holdings Information” found in the statutory section of ING Institutional Prime Money Market Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI. No later than the fifth business day of each month the Fund will post a full list of the portfolio holdings on the ING Funds website as of the last business day of the previous month, and any items required by Rule 2a-7. The information will be available on the website for a period of not less than six months. The Fund may also post its complete or partial portfolio holdings on its website as of a specified date.

3.	The third paragraph of the section entitled “Disclosure of the Funds’ Portfolio Securities” found in the Funds SAI is hereby deleted in its entirety and replaced with the following:

No later than the fifth business day of each month ING Classic Money Market Fund and ING Institutional Prime Money Market Fund will post a full list of the portfolio holdings on the ING Funds website as of the last business day of the previous month, and any items required by Rule 2a-7. The information will be available on the website for a period of not less than six months. Each Fund may also post its complete or partial portfolio holdings on its website as of a specified date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE